Payables and Accrued Liabilities	9 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables and Accrued Liabilities

7	Payables and accrued liabilities

	September 30, 2019	December 31, 2018
	$	$
Trade accounts payable	705	1,282
Accrued research and development costs	—	26
Salaries, employment taxes and benefits	124	183
Financing of insurance premiums	15	738
Prepayments received	944	175
Accrued audit fees	222	231
Other accrued liabilities	269	331
	2,279	2,966